First Trust Dow Jones Internet Index Fund Investment Strategy - First Trust Dow Jones Internet Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. The Index comprises constituents of the S&P Total Market Index classified as part of the Internet Commerce and Internet Services sectors as defined by the Index Provider. The Index is a composite of the constituents of two sub-indices, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. At each rebalancing, the Index consists of 40 companies from two different sectors that form its sub-indices: 15 companies classified as part of Internet Commerce and 25 classified as part of Internet Services. For each sector, the sources from which companies generate the majority of sales/revenues are as follows: ●Internet Commerce. Online retail, search, financial services, investment products, social media, advertising, travel platforms, internet radio, blockchain technologies and cryptocurrency. ●Internet Services. Various services performed via the Internet, cloud computing, enterprise software, networking capabilities, website creation tools and digital marketing platforms. According to the Index Provider, to be eligible for inclusion in the Index, a security must generate at least 50% of its sales/revenues from the Internet, have a minimum of three months’ trading history and meet the size and liquidity requirements of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, eligible securities are ranked first by float-adjusted market capitalization and then by six-month median daily value traded. A final rank is then calculated based on an equally weighted average of those two rankings. Securities are then sorted in descending order by final rank within the Internet Commerce and Internet Services sectors, respectively. If companies share the same final rank, the company with the larger float-adjusted market capitalization is ranked higher. The Index then first selects all companies ranked within the top 10 for Internet Commerce and top 15 for Internet Services. Next, the Index selects current constituent companies ranked within the top 25 for Internet Commerce and top 45 for Internet Services in order of final rank until the company count reaches 15 for Internet Commerce and 25 for Internet Services. If, after this step, the company count has not reached the target count within a sector, the Index selects the highest-ranked non-component within that respective sector until the component count is achieved. Securities selected for inclusion in the Index are then weighted by float-adjusted market capitalization, subject to a single security weight cap of 10%. The cumulative weight of all companies within the Index with a weight greater than 4.5% cannot exceed 45% of the Index. The Fund may invest in small, mid and large capitalization companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 41 securities and the Fund had significant investments in communication services companies, consumer discretionary companies and information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 41 securities and the Fund had significant investments in communication services companies, consumer discretionary companies and information technology companies, although this may change from time to time.